Note 2 – Correction of Previously Issued Financial Statements (Tables)	3 Months Ended
Mar. 31, 2023
Notes Tables
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
Balance Sheet	As of December 31, 2022
	As Reported	Adjustment	As Revised

Property and equipment, net	$68,378	$19,642	$88,020
Total noncurrent assets	1,529,052	19,642	1,548,694
Total assets	1,737,596	19,642	1,757,238

Accounts payable and accrued expenses	302,266	32,391	334,657
Accounts payable and accrued expenses - related parties	203,484	124,891	328,375
Total current liabilities	1,737,933	157,282	1,895,215
Total liabilities	2,938,580	157,282	3,095,862

Accumulated deficit	(6,954,467)	(137,640)	(7,092,107)
Total stockholders' deficit	$(1,200,984)	$(137,640)	$(1,338,624)
Statement of Operations	For the year ended December 31, 2022
	As Reported	Adjustment	As Revised

Revenue	$270,627	$(72,183)	$198,444
Gross loss	(303,143)	(72,183)	(375,326)
General and administrative	692,937	35,796	728,733
Loss from operations	(1,559,845)	(107,979)	(1,667,824)
Net loss	(1,582,549)	(137,640)	(1,720,189)
Loss per share - basic and diluted	$(0.08)	(0.01)	$(0.09)
Statement of Cash Flows	For the year ended December 31, 2022
	As Reported	Adjustment	As Revised

Cash Flows from Operating Activities:
Net loss	$(1,582,549)	(137,640)	$(1,720,189)
Depreciation	4,188	4,741	8,929
Accounts payable and accrued expenses	19,917	32,391	52,308
Accounts payable and accrued expenses - related parties	(13,085)	100,508	87,423
Net cash used in operating activities	(1,463,814)	-	(1,463,814)

Supplemental disclosure of non-cash investing and financing activities:
Expenses paid on behalf of the Company by related party	$-	24,383	$24,383